Note 8 - Disclosure of Financial Instruments and Risk Management - Total Interest Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 8 - Disclosure of Financial Instruments and Risk Management - Total Interest Income and Expenses (Details)
Total interest expense for financial assets at amortized cost	€ 156	€ 43	€ 1
Total interest expense for financial liabilities at amortized cost	€ 319	€ 560	€ 287